Note 22 Liabilities under insurance and reinsurance contracts (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	€ 11,622	€ 10,865
Mathematical reserves [Member]
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	10,033	9,495
Provision for unpaid claims reported [Member]
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	751	706
Provisions for unexpired risks and other provisions [Member]
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	€ 839	€ 664